Shareholder Fees - FidelityNewYorkMunicipalIncomeFund-RetailPRO	Apr. 01, 2025 USD ($)
FidelityNewYorkMunicipalIncomeFund-RetailPRO | Fidelity New York Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none